Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921
Tel. 215.963.5000
Fax: 215.963.5001
www.morganlewis.com

February 18, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          SEI Institutional Investments Trust: Post-Effective Amendment No. 50

(File No. 033-58041 and 811-07257)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Investments Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 50 (“PEA No. 50”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).  The sole purpose of PEA No. 50 is to file as an Exhibit to the Registration Statement, risk/return summary information for the Trust’s Ultra Short Duration Bond Fund in interactive data format.

I hereby certify that PEA No. 50 does not contain disclosure that renders it ineligible to be filed under Rule 485(b). If you have any questions regarding PEA No. 50, please do not hesitate to contact me at (215)963-5037.

Sincerely,

/s/ Timothy W. Levin
Timothy W. Levin